Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2016
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2015	2016
	RMB	RMB
Trademark	1,187	2,257
Computer software	2,293	3,703
Copy rights for teaching materials	—	583

Total	3,480	6,543
Less: Accumulated amortization	(872)	(1,914)

Intangible assets, net	2,608	4,629

Schedule of amortization expense of intangible assets
Amortization Expense
RMB
2017	1,446
2018	939
2019	530
2020	383
2021 and thereafter	1,331

4,629